Litigations - Contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Tax litigation
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 6,590	$ 5,177
Civil litigation
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,270	1,503
Labor litigation
IfrsStatementLineItems [Line Items]
Contingent liabilities	569	516
Environmental litigation
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,102	954
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 9,531	$ 8,150